Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 76,755,000	¥ 57,341,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	Over 5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 1,051,297	1,110,505
Allowance for off-balance sheet instruments	¥ 96,946	31,101
Lending-related commitments which expire within one year, in approximate percentage	64.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	33.00%
Lending-related commitments which expire after five years, in approximate percentage	3.00%
Portion Syndicated out to Third Parties [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 468,900	403,200
Segregated Records of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	11,520,000	9,444,000
Options Sold [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 1,005,951	¥ 1,069,156